Borrowings	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Borrowings
Borrowings

Federal Home Loan Bank Advances

The following is a breakdown of our FHLB advances outstanding:

	December 31, 2017		December 31, 2016
	Amount	Rate	Amount	Rate
	(Dollars in millions)
Short-term fixed rate term advances	$4,260	1.40%	$1,780	0.62%
Total Short-term Federal Home Loan Bank advances	4,260		1,780
Long-term LIBOR adjustable advances	1,130	1.76%	1,025	1.12%
Long-term fixed rate advances (1)	275	1.41%	175	1.12%
Total Long-term Federal Home Loan Bank advances	1,405		1,200
Total Federal Home Loan Bank advances	$5,665		$2,980

(1)
Includes the current portion of fixed rate advances of $125 million and $50 million at December 31, 2017 and December 31, 2016, respectively. We settled $250 million in long-term fixed rate FHLB advances during the fourth quarter of 2016.

We are required to maintain a minimum amount of qualifying collateral. In the event of default, the FHLB advance is similar to a secured borrowing, whereby the FHLB has the right to sell the pledged collateral to settle the fair value of the outstanding advances.

At December 31, 2017, we had the authority and approval from the FHLB to utilize a line of credit of up to $7.0 billion and we may access that line to the extent that collateral is provided. At December 31, 2017, we had $5.7 billion of advances outstanding and an additional $763 million of collateralized borrowing capacity available at FHLB. The advances can be collateralized by non-delinquent single-family residential first mortgage loans, loans with government guarantees, certain other loans and investment securities.

At December 31, 2017, $1.1 billion of the outstanding advances had an adjustable rate based on the three month LIBOR index. Interest rates on these advances reset every three months and the advances may be prepaid without penalty, with notification at scheduled three month intervals after an initial 12 month lockout period. The outstanding advances included $830 million in a cash flow hedge relationship as discussed in Note 11 - Derivative Financial Instruments.

The following table contains detailed information on our FHLB advances and other borrowings:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Maximum outstanding at any month end	$5,665	$3,557	$3,541
Average outstanding balance	4,590	2,833	1,811
Average remaining borrowing capacity	1,195	1,137	1,611
Weighted average interest rate	1.30%	1.16%	1.00%

The following table outlines the maturity dates of our FHLB advances and other borrowings:

December 31, 2017
(Dollars in millions)
2018	$4,385
2019	50
2020	—
2021	—
Thereafter	1,230
Total	$5,665

Parent Company Senior Notes and Trust Preferred Securities

The following table presents long-term debt, net of debt issuance costs:

	December 31, 2017		December 31, 2016
	Amount	Interest Rate	Amount	Interest Rate
	(Dollars in millions)
Senior Notes
Senior notes, matures 2021	$247	6.125%	$246	6.125%
Trust Preferred Securities
Floating Three Month LIBOR
Plus 3.25%, matures 2032	$26	4.92%	$26	4.25%
Plus 3.25%, matures 2033	26	4.61%	26	4.13%
Plus 3.25%, matures 2033	26	4.94%	26	4.25%
Plus 2.00%, matures 2035	26	3.36%	26	2.88%
Plus 2.00%, matures 2035	26	3.36%	26	2.88%
Plus 1.75%, matures 2035	51	3.34%	51	2.71%
Plus 1.50%, matures 2035	25	2.86%	25	2.38%
Plus 1.45%, matures 2037	25	3.04%	25	2.41%
Plus 2.50%, matures 2037	16	4.09%	16	3.46%
Total Trust Preferred Securities	247		247
Total long-term debt	$494		$493

Senior Notes

On July 11, 2016, we issued $250 million of senior notes ("Senior Notes") which mature on July 15, 2021. The notes are unsecured and rank equally and ratably with the unsecured senior indebtedness of Flagstar Bancorp, Inc.

Prior to June 15, 2021, we may redeem some or all of the Senior Notes at a redemption price equal to the greater of 100 percent of the aggregate principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments discounted to the redemption date on a semi-annual basis using a discount rate equal to the Treasury Rate plus 0.50 percent, plus, in each case accrued and unpaid interest.

Trust Preferred Securities

We sponsor nine trust subsidiaries, which issued preferred stock to third party investors. We issued trust preferred securities to those trusts, which we have included in long-term debt. The trust preferred securities are the sole assets of those trusts.

The trust preferred securities are callable by us at any time. Interest is payable quarterly; however, we may defer interest payments for up to 20 quarters without default or penalty. As of December 31, 2017, we had no deferred interest.